Risks and Concentration - Additional Information (Details) - Customer Concentration Risk	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Concentration Risk [Line Items]
Concentration of revenues percentage	0
Total Net Revenue | Customer C
Concentration Risk [Line Items]
Concentration of revenues percentage	11.00%
Total Net Revenue | Customer B
Concentration Risk [Line Items]
Concentration of revenues percentage		12.00%